Restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 782,884	$ 1,204,018	$ 1,598,502
Restricted cash	187,401	211,017	259,971
Total cash, cash equivalents and restricted cash	$ 970,285	$ 1,415,035	$ 1,858,473	$ 2,024,125